Share-Based Payments - Portfolio Performance Shares Narrative (Details) - Portfolio Performance Shares [Member]	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period	3 years
Award vesting period	5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares earned as a percentage of initial award	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares earned as a percentage of initial award	200.00%